As filed with the Securities and Exchange Commission on October 22, 2025

Securities Act Registration No. 333-277718
Investment Company Act Registration No. 811-23946

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6	☒

Palmer Square Funds Trust
(Exact Name of Registrant as Specified in Charter)

1900 Shawnee Mission Parkway, Suite 315
Mission Woods, KS 66205
(Address of Principal Executive Offices) (Zip Code)

816-994-3200
(Registrant’s Telephone Number, including Area Code)

Scott Betz
1900 Shawnee Mission Parkway, Suite 315
Mission Woods, KS 66205
(Name and Address of Agent for Service)

Copies to:
Joseph Mannon
Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 31, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 1 to Palmer Square Funds Trust’s Registration Statement filed on July 11, 2025 related solely to Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund until October 31, 2025. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 filed on July 11, 2025 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, filed on July 11, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on behalf by the undersigned, duly authorized, in the city of Mission Woods and State of Kansas on this 22nd day of October 2025.

PALMER SQUARE FUNDS TRUST

By:	/s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ Jeffrey D. Fox	Principal Executive Officer	October 22, 2025
Jeffrey D. Fox

/s/ Courtney Gengler	Principal Financial Officer	October 22, 2025
Courtney Gengler

Christopher C. Nelson*	Trustee
Christopher C. Nelson

James Neville Jr.*	Trustee
James Neville Jr.

Megan Webber*	Trustee
Megan Webber

/s/ Scott Betz	Attorney-In-Fact	October 22, 2025
Scott Betz*

*	Mr. Scott Betz signs this document as Attorney-In-Fact pursuant to powers of attorney incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2024.